Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Document Period End Date	May 31, 2024
C000202328 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage CoreAlpha Bond Fund
Class Name	Institutional Shares
Trading Symbol	BIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 23, 2016 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Institutional Shares	1.91%	(0.24)%	0.55%
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,415,481
Holdings Count | Holding	1,452
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000202330 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage CoreAlpha Bond Fund
Class Name	Investor A Shares
Trading Symbol	BIAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 23, 2016 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Investor A Shares	1.66%	(0.46)%	0.31%
Investor A Shares (with sales charge)	(2.41)	(1.27)	(0.22)
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,415,481
Holdings Count | Holding	1,452
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000202329 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage CoreAlpha Bond Fund
Class Name	Class K Shares
Trading Symbol	BIAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 23, 2016 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Class K Shares	1.96%	(0.17)%	0.61%
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,415,481
Holdings Count | Holding	1,452
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000202331 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Advantage CoreAlpha Bond Fund
Class Name	Investor C Shares
Trading Symbol	BIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Advantage CoreAlpha Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$130	1.29%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The bond market experienced volatility due to persistent inflation and shifting views regarding the time at which the U.S. Federal Reserve would begin to cut interest rates.
  Corporate bonds were the best performing segment of the U.S. investment-grade market, while U.S. Treasuries lagged.
What contributed to performance?
Asset allocation was the primary contributor, mainly due to holdings in securitized assets and an out-of-benchmark position in high yield bonds. Positioning in investment-grade corporates also contributed, led by overweights in the information technology, consumer non-cyclical, and consumer cyclical industries. Relative-value yield curve positioning in the non-U.S. developed markets helped results, as well. The Fund’s cash position had no material impact on performance.
What detracted from performance?
U.S. Treasury yield curve positioning detracted. The Fund’s allocation to the non-U.S. markets also detracted, primarily due to a global cross-market model that determined long and short positions in 10-year bonds in up to five major markets (the United States, Eurozone, United Kingdom, Canada and Australia). The Fund achieved this positioning through the use of futures. Security selection in mortgage-backed securities was an additional detractor, primarily due to positioning in 15-year conventional and 30-year GNMA securities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 23, 2016 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Inception
Investor C Shares	0.90%	(1.23)%	(0.46)%
Investor C Shares (with sales charge)	(0.08)	(1.23)	(0.46)
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	0.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	May 31, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 48,415,481
Holdings Count | Holding	1,452
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	293.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$48,415,481
Number of Portfolio Holdings	1,452
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	293%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Portfolio composition
Asset Type	Percent of Total Investments
Corporate Bonds	32.8%
U.S. Government Sponsored Agency Securities	27.4
U.S. Treasury Obligations	25.7
Non-Agency Mortgage-Backed Securities	9.1
Asset-Backed Securities	5.4
Foreign Agency Obligations	1.2
Municipal Bonds	0.5
Money Market Funds	0.3
TBA Sale Commitments	(2.4)
Credit quality allocation
Credit Rating(a)(b)	Percent of Total Investments
AAA/Aaa(c)	48.0%
AA/Aa	3.8
A	16.5
BBB/Baa	19.4
BB/Ba	6.1
B	2.1
CCC/Caa	0.3
N/R	3.8
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)
The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain planned changes to the Fund since May 31, 2023. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On June 7, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund.  Accordingly, effective on August 6, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on or about August 13, 2024.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports